UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------


                          AXP MONEY MARKET SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:    1/31
                         --------------

AXP(R)
    Cash
      Management
           Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Jan. 31, 2004

AXP Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

(logo)                                                                   (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
Funds                                                                   (R)

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                4

Investments in Securities                   7

Financial Statements                       11

Notes to Financial Statements              14

Proxy Voting                               19

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Fund Snapshot
        AS OF JAN. 31, 2004

PORTFOLIO MANAGER

Portfolio manager                                  Jerri I. Cohen, CFA*
Since                                                             12/02
Years in industry                                                    23

*    The Fund is managed by a team of portfolio managers led by Jerri I. Cohen.

FUND OBJECTIVE

For investors seeking maximum current income consistent with liquidity and conservation of capital.

Inception dates
A: 10/6/75      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: IDSXX        B: ACBXX        C: --           Y: IDYXX

Total net assets                                         $4.460 billion

Number of holdings                                                  166

Average maturity in days                                             57

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT   LONG
  X                 HIGH
                    MEDIUM  QUALITY
                    LOW

SECTOR COMPOSITION

Percentage of portfolio assets

(pie graph)

Commercial paper 63.1%
Certificates of deposit 26.2%
U.S. government agencies 7.0%
Bank notes 3.7%

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund holdings are subject to change.

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3   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, portfolio manager Jerri Cohen discusses AXP Cash Management Fund's results and positioning for the first half of fiscal year 2004.

Q: How did AXP Cash Management Fund perform for the six months ended Jan. 31, 2004?

A: AXP Cash Management Fund's Class A shares returned 0.18% for the period. The Fund's seven-day yield was 0.36% on Jan. 31, 2004.* The Fund serves as a conservative investment choice for individuals who want to avoid riskier markets.

Q:   What factors significantly affected the Fund's performance?

A: The continuation of historically low interest rates was the predominate factor affecting the Fund's results. During the period, in an effort to stimulate the economy and prevent deflation, the Federal Reserve Board (the
     Fed) maintained an accommodative monetary policy.

     In August 2003, the Fed stated that it believed its accommodative policy could be maintained for a "considerable period." As a result, the short-term yield curve has been relatively flat and most investors believe there will be no official increase in interest rates until well into 2004. On January 28th, the Federal Open Market Committee substituted "patient" for "considerable period." This change not only served to remind people that short rates will rise eventually, but that the Fed will be thinking in terms of progress in the recovery as opposed to some predetermined time frame.

     The Fed's accommodative monetary policy, along with stimulative fiscal policy in the form of tax cuts, has been successful in reinvigorating the U.S. economy. During 2003, the annual pace of growth in U.S. Gross Domestic Product (GDP) rose a robust 8.2% in the third calendar quarter and a solid 4.1% in the fourth calendar quarter. Business spending and corporate profits are showing signs of improvement. New jobs are being created after a long period of labor market contraction. All of these economic events affect the yield curve and performance of the Fund.

Q:   What changes did you make to the Fund during the period?

A: As always, we attempt to maximize the Fund's yield without taking unnecessary risks. With interest rates likely to stay low for a considerable period of time, we tried to selectively extend the maturity when

* Past performance does not guarantee future results. The Fund is neither insured nor guaranteed by the FDIC (Federal Deposit Insurance Corporation) or any other government agency. Yields will fluctuate. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

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4   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> As always, we attempt to maximize the Fund's yield without taking unnecessary risks.(end callout quote)

     the yield curve provided attractive opportunities. In October and November, when the yield curve steepened slightly, we extended the average maturity to lock in some higher rates. Now that the yield curve has flattened, we are back to a neutral duration. We also increased our allocation to variable rate securities, as we believe these securities offer good value in a flat or rising rate environment. All of the Fund's investments

AVERAGE ANNUAL TOTAL RETURNS

                        Class A        Class B                     Class C          Class Y
(Inception dates)      (10/6/75)      (3/20/95)                   (6/26/00)        (3/20/95)
                        NAV(1)    NAV(2)   After CDSC(3)   NAV(2)    After CDSC(4)  NAV(1)
as of Jan. 31, 2004
6 months*               +0.18%    +0.03%      -3.97%       +0.03%       -0.97%      +0.24%
1 year                  +0.41%    +0.06%      -3.94%       +0.06%       +0.06%      +0.53%
5 years                 +3.17%    +2.49%      +2.31%         N/A          N/A       +3.21%
10 years                +4.03%      N/A         N/A          N/A          N/A         N/A
Since inception           N/A     +3.36%      +3.36%       +1.84%       +1.84%      +4.11%

as of Dec. 31, 2003
6 months*               +0.17%    +0.03%      -4.97%       +0.03%       -0.97%      +0.24%
1 year                  +0.44%    +0.06%      -3.94%       +0.06%       +0.06%      +0.56%
5 years                 +3.24%    +2.55%      +2.37%         N/A          N/A       +3.28%
10 years                +4.04%      N/A         N/A          N/A          N/A         N/A
Since inception           N/A     +3.39%      +3.39%       +1.88%       +1.88%      +4.14%

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

* Not annualized.

(1) Sales charge is not applicable to these shares. Class Y shares available to institutional investors only.

(2)  Excluding sales charge.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

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5   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Questions & Answers

     continue to be in high quality securities with minimal credit risk. With these adjustments, we believe the Fund is strategically positioned to navigate the current low interest rate environment.

Q:   How do you plan to manage the Fund in the coming months?

A: Signs of an economic recovery are evident. The key questions are: Is the recovery sustainable, and how long will the Fed maintain low short-term interest rates? We believe the recovery will continue. At the same time, we believe that inflation will remain subdued. Given low levels of inflation and excess capacity in the economy, the Fed will not be in a rush to raise interest rates.

     We will continue to closely monitor economic data and Fed policy, striving to strategically adjust our portfolio positioning accordingly.

Short-term yield curve has been relatively flat since July 2003

(bar chart)
              U.S. Treasury Yields

Yield
2.0%                                [Y]
1.5%         [X]     [Y]     [X]   1.01%
1.0%        0.91%   0.94%   0.99%
0.5%
0.0%
             3 months         6 months
                      Maturity

[X] Jan. 31, 2004
[Y] July 31, 2003

Source: Bloomberg.

This illustration is not intended to represent the yield of any American Express Fund.

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6   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Investments in Securities

AXP Cash Management Fund

Jan. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. government agencies (7.0%)
Issuer           Annualized                  Amount              Value(a)
                yield on date              payable at
                 of purchase                maturity

Federal Home Loan Mtge Corp Nt
  11-15-04          1.40%                 $34,000,000          $34,021,187
Federal Natl Mtge Assn Nts
  07-20-04          1.06                   50,400,000           50,400,000
  07-26-04          1.03                   42,000,000           42,000,000
  07-27-04          1.18                   42,000,000           42,000,000
  08-13-04          1.20                   42,000,000           42,000,000
  08-30-04          1.30                   33,500,000           33,500,000
  11-02-04          1.35                   33,500,000           33,500,000
  11-15-04          1.43                   33,500,000           33,500,000

Total U.S. government agencies
(Cost: $310,921,187)                                          $310,921,187

Bank notes (3.7%)
Issuer           Annualized                  Amount              Value(a)
                yield on date              payable at
                 of purchase                maturity
La Salle Bank
  02-05-04          1.10%                 $27,200,000          $27,200,000
  02-20-04          1.10                   37,600,000           37,600,000
  03-02-04          1.11                   26,000,000           26,000,000
  06-22-04          1.07                   30,400,000           30,400,000
Natl City Bank of Indiana
  01-10-05          1.07                   43,000,000(c)        42,995,932

Total bank notes
(Cost: $164,195,932)                                          $164,195,932

Certificates of deposit (26.2%)
Issuer           Annualized                  Amount              Value(a)
                yield on date              payable at
                 of purchase                maturity
Abbey Natl North America
  03-03-04          1.04%                 $55,000,000(c)       $54,999,273
Bank One
  04-16-04          1.03                   60,000,000(c)        59,998,755
Bayerische Landesbank Girozentrale NY Yankee
  03-08-04          1.16                   10,000,000           10,000,663
  04-16-04          1.29                   59,500,000           59,498,143
BNP Paribas NY Yankee
  06-07-04          1.04                   42,000,000(c)        41,996,277
  11-16-04          1.45                   42,000,000           42,000,000
  11-19-04          1.50                   42,000,000           41,994,956
Canadian Imperial Bank NY Yankee
  03-05-04          1.30                   55,000,000           55,000,000
  05-28-04          1.06                   33,500,000(c)        33,498,910
  06-18-04          1.00                   34,000,000           34,000,000
Credit Agricole Indosuez NY Yankee
  02-13-04          1.10                    5,000,000            5,000,011
  02-18-04          1.03                   10,000,000            9,999,587
  03-04-04          1.03                   22,000,000           22,000,000
  03-04-04          1.10                    5,000,000            4,999,994
  03-05-04          1.12                    5,000,000            5,000,078
  03-10-04          1.03                   18,400,000           18,400,000
  04-14-04          1.28                    8,000,000            8,002,728
Credit Suisse First Boston NY Yankee
  07-06-04          1.10                   40,000,000(c)        40,000,000
Danske Bank NY Yankee
  07-15-04          1.11                   16,000,000           16,000,000
Deutsche Bank NY Yankee
  11-02-04          1.25                   28,500,000           28,500,000
Lloyds TSB Bank NY Yankee
  04-01-04          1.09                   30,000,000           30,000,000

See accompanying notes to investments in securities.

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7   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Issuer           Annualized                  Amount              Value(a)
                yield on date              payable at
                 of purchase                maturity

Natexis Banques Populaires NY Yankee
  02-02-04          1.10%                 $30,000,000          $30,000,000
  02-17-04          1.10                   35,000,000           35,000,000
  02-25-04          1.12                   34,000,000           34,000,000
  04-14-04          1.13                   33,500,000           33,500,000
Royal Bank of Scotland NY Yankee
  04-19-04          1.34                   59,500,000           59,498,070
Societe Generale NY Yankee
  02-26-04          1.05                   60,000,000(c)        59,999,571
  03-03-04          1.05                   55,000,000(c)        54,999,519
Standard Chartered Bank NY Yankee
  04-06-04          1.08                   40,000,000           40,000,000
Svenska Handelsbanken NY Yankee
  04-13-04          1.07                   49,500,000           49,500,000
Toronto Dominion NY Yankee
  03-16-04          1.09                   25,000,000           25,000,000
Westdeutsche Landesbank NY Yankee
  02-19-04          1.36                   39,700,000           39,700,000
  04-07-04          1.25                   15,000,000           15,002,794
  07-29-04          1.13                   30,000,000           30,000,000
  08-02-04          1.15                   21,500,000           21,500,000
  09-23-04          1.05                   21,000,000(c)        20,997,272

Total certificates of deposit
(Cost: $1,169,586,601)                                      $1,169,586,601

Commercial paper (63.3%)
Issuer           Annualized                  Amount              Value(a)
                yield on date              payable at
                 of purchase                maturity

Asset-backed (39.9%)
Alpine Securitization
  02-19-04          1.10%                 $34,100,000(b)       $34,080,203
  03-25-04          1.04                   20,700,000(b)        20,667,708
Amsterdam Funding
  02-03-04          1.05                    5,700,000(b)         5,699,501
  02-09-04          1.09                   31,700,000(b)        31,691,362
  02-13-04          1.03                   11,500,000(b)        11,495,723
  03-19-04          1.03                   19,800,000(b)        19,772,808
  03-24-04          1.03                   42,400,000(b)        42,335,705
Barton Capital
  04-21-04          1.04                   43,477,000(b)        43,375,264
CAFCO LLC
  02-04-04          1.10                   17,700,000(b)        17,697,837
  02-12-04          1.04                    4,800,000(b)         4,798,336
  02-23-04          1.03                   26,300,000(b)        26,282,693
  03-17-04          1.05                   35,000,000(b)        34,953,042
CC USA
  04-26-04          1.05                   54,100,000(b)        53,964,300
CHARTA LLC
  03-17-04          1.04                   20,000,000(b)        19,973,422
  03-19-04          1.04                   10,000,000(b)         9,986,133
  03-24-04          1.04                   30,000,000(b)        29,954,066
CIESCO LLC
  02-20-04          1.08                   23,600,000(b)        23,585,840
CRC Funding LLC
  03-01-04          1.03                   15,400,000(b)        15,386,782
  03-02-04          1.03                   11,700,000(b)        11,689,623
  03-08-04          1.03                   43,500,000(b)        43,453,949
  03-30-04          1.04                    5,500,000(b)         5,490,626
CXC LLP
  02-27-04          1.05                   14,900,000(b)        14,888,266
Dorada Finance
  04-26-04          1.06                   22,700,000(b)        22,642,519
Edison Asset Securitization
  02-09-04          1.10                   35,000,000(b)        34,990,375
  02-10-04          1.10                   15,000,000(b)        14,995,417
  02-12-04          1.10                    8,000,000(b)         7,997,067
  02-13-04          1.09                   15,700,000(b)        15,693,820
  03-01-04          1.10                   16,000,000(b)        15,985,333
Fairway Finance
  03-15-04          1.11                   34,542,000(b)        34,495,138
  03-24-04          1.09                   14,470,000(b)        14,446,780
Falcon Asset Securitization
  03-15-04          1.09                   24,500,000(b)        24,467,361
FCAR Owner Trust I
  04-02-04          1.04                   23,800,000           23,757,372
  04-05-04          1.06                   32,400,000           32,337,990
  04-07-04          1.04                   15,600,000           15,569,805
  05-04-04          1.05                   15,900,000           15,856,408
Galaxy Funding
  03-09-04          1.12                   58,300,000(b)        58,231,075
  03-18-04          1.12                   34,700,000(b)        34,649,261
  03-25-04          1.09                   10,800,000(b)        10,782,342
  04-21-04          1.11                    7,000,000(b)         6,982,518
Grampian Funding LLC
  02-18-04          1.11                   36,900,000(b)        36,879,521
  02-24-04          1.11                   25,000,000(b)        24,981,500
  03-17-04          1.10                   24,000,000(b)        23,966,267
  05-25-04          1.06                   25,000,000(b)        24,915,347

See accompanying notes to investments in securities.

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8   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Issuer           Annualized                  Amount              Value(a)
                yield on date              payable at
                 of purchase                maturity

Asset-backed (cont.)
Greyhawk Funding LLC
  02-04-04          1.09%                  $5,900,000(b)        $5,899,285
  02-04-04          1.11                   15,000,000(b)        14,998,150
  02-05-04          1.10                   17,000,000(b)        16,997,403
  02-06-04          1.10                   15,000,000(b)        14,997,250
  02-11-04          1.12                   23,600,000(b)        23,591,924
  02-12-04          1.09                   30,000,000(b)        29,989,100
Kitty Hawk Funding
  02-17-04          1.10                   10,000,000(b)         9,994,806
Old Line Funding
  02-09-04          1.09                   32,518,000(b)        32,509,139
Preferred Receivables Funding
  02-04-04          1.10                    7,500,000(b)         7,499,083
  02-09-04          1.05                   25,000,000(b)        24,993,438
Receivables Capital
  02-02-04          1.08                   21,028,000(b)        21,026,738
  02-06-04          1.10                   17,000,000(b)        16,996,883
  02-23-04          1.03                   47,000,000(b)        46,969,070
Scaldis Capital LLC
  02-10-04          1.10                   12,200,000(b)        12,196,272
  02-12-04          1.10                   31,061,000(b)        31,049,611
  02-17-04          1.10                   25,000,000(b)        24,987,014
  04-15-04          1.16                   25,300,000(b)        25,238,858
Sheffield Receivables
  02-04-04          1.04                   40,500,000(b)        40,495,320
Sigma Finance
  05-06-04          1.06                   42,000,000(b,c)      41,999,449
  05-10-04          1.06                   42,000,000(b,c)      41,998,311
  06-09-04          1.06                   43,000,000(b,c)      42,996,986
SPARC LLC
  02-18-04          1.05                   20,000,000(b)        19,989,500
  02-24-04          1.05                   20,900,000(b)        20,885,370
  03-01-04          1.05                   10,000,000(b)         9,991,250
  03-04-04          1.06                   24,600,000(b)        24,576,097
  03-11-04          1.06                   16,800,000(b)        16,780,213
  03-12-04          1.06                    6,500,000(b)         6,492,153
  03-17-04          1.06                   17,000,000(b)        16,976,974
White Pine Finance LLC
  07-12-04          1.07                   42,500,000(b,c)      42,496,160
  08-25-04          1.06                   30,000,000(b,c)      29,995,690
  12-15-04          1.06                   15,000,000(b,c)      14,997,357
Windmill Funding
  04-02-04          1.04                   35,500,000(b)        35,436,416
Total                                                        1,781,887,675

Banks and savings & loans (17.9%)
ANZ (Delaware)
  04-12-04          1.05                   10,000,000            9,979,000
Bank of America
  04-20-04          1.04                   31,000,000           30,928,356
Bank of Ireland
  03-04-04          1.09                    8,976,000(b)         8,967,031
BBVA Bancomer
  02-02-04          1.05                   22,000,000(b)        21,998,717
  07-01-04          1.30                   10,000,000(b)         9,945,533
  07-19-04          1.30                   10,000,000(b)         9,939,083
Citicorp
  03-19-04          1.04                   22,000,000           21,969,493
  03-23-04          1.04                   20,000,000           19,969,956
Credit Suisse First Boston NY
  02-27-04          1.03                   20,000,000           19,984,550
Danske
  02-10-04          1.10                    6,400,000            6,398,044
  02-17-04          1.05                    6,200,000            6,196,926
  04-01-04          1.10                   30,500,000           30,443,151
HBOS Treasury Services
  02-02-04          1.10                   36,400,000           36,397,776
  02-03-04          1.10                   33,200,000           33,196,971
  02-24-04          1.10                   27,500,000           27,479,833
  02-25-04          1.13                   20,000,000           19,984,306
Landesbank Baden-Wurttemberg NY
  02-23-04          1.05                    5,000,000            4,996,646
Norddeutsche Landesbank NY Girozentrale
  03-11-04          1.11                   35,000,000           34,957,028
  03-18-04          1.08                    5,500,000            5,492,245
  04-20-04          1.17                   30,700,000           30,620,180
Nordea North America
  02-27-04          1.03                   32,000,000           31,975,280
  03-18-04          1.08                   15,800,000           15,777,722
  03-23-04          1.07                   32,100,000           32,050,388
  04-08-04          1.05                   26,100,000           26,048,235
Northern Rock
  03-29-04          1.14                   17,000,000(b)        16,968,777
  04-22-04          1.10                   19,000,000(b)        18,952,394
  12-09-04          1.18                   59,300,000(b,c)      59,299,999
Scotiabanc
  02-10-04          1.11                   52,000,000(b)        51,983,967
Spintab
  02-10-04          1.10                   20,000,000           19,993,889
  03-16-04          1.09                   24,800,000           24,766,210

See accompanying notes to investments in securities.

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9   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Issuer           Annualized                  Amount              Value(a)
                yield on date              payable at
                 of purchase                maturity

Banks and savings & loans (cont.)
Svenska Handelsbanken
  02-06-04          1.10%                 $20,300,000          $20,296,278
  02-17-04          1.10                   26,000,000           25,986,494
Swedbank
  02-05-04          1.10                    8,000,000            7,998,778
  02-12-04          1.12                   25,000,000           24,990,667
  03-15-04          1.09                   32,000,000           31,957,369
Total                                                          798,891,272

Broker dealers (2.3%)
Bear Stearns
  03-10-04          1.03                   18,200,000           18,179,692
Goldman Sachs Group
  01-18-05          1.08                   42,500,000(b,c)      42,500,000
Lehman Brothers Holdings
  02-22-05          1.15                   42,000,000(c)        42,000,000
Total                                                          102,679,692

Finance companies (1.6%)
Household Finance
  02-03-04          1.10                   30,000,000           29,997,250
  03-22-04          1.12                   42,000,000           41,933,360
Total                                                           71,930,610

Multi-industry (1.5%)
GE Capital Intl Funding
  02-11-04          1.11                   50,000,000(b)        49,983,041
  03-08-04          1.11                   16,000,000(b)        15,981,747
Total                                                           65,964,788

Total commercial paper
(Cost: $2,821,354,037)                                      $2,821,354,037

Total investments in securities
(Cost: $4,466,057,757)(d)                                   $4,466,057,757

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Jan. 31, 2004, the value of these securities amounted to $2,000,886,389 or 44.9% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2004.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2004.

--------------------------------------------------------------------------------
10   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund

Jan. 31, 2004 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $4,466,057,757)                                                                    $4,466,057,757
Cash in bank on demand deposit                                                                             10,582,416
Capital shares receivable                                                                                     204,642
Accrued interest receivable                                                                                 6,265,762
                                                                                                            ---------
Total assets                                                                                            4,483,110,577
                                                                                                        -------------
Liabilities
Dividends payable to shareholders                                                                              85,954
Capital shares payable                                                                                        285,546
Payable for investment securities purchased                                                                21,500,000
Accrued investment management services fee                                                                     38,248
Accrued distribution fee                                                                                       15,484
Accrued transfer agency fee                                                                                    13,067
Accrued administrative services fee                                                                             2,907
Other accrued expenses                                                                                        697,349
                                                                                                              -------
Total liabilities                                                                                          22,638,555
                                                                                                           ----------
Net assets applicable to outstanding capital stock                                                     $4,460,472,022
                                                                                                       ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $   44,604,996
Additional paid-in capital                                                                              4,415,826,827
Undistributed net investment income                                                                            40,200
Accumulated net realized gain (loss)                                                                               (1)
                                                                                                       --------------
Total -- representing net assets applicable to outstanding capital stock                               $4,460,472,022
                                                                                                       ==============
Net assets applicable to outstanding shares:                Class A                                    $3,990,622,319
                                                            Class B                                    $  219,221,881
                                                            Class C                                    $    3,038,067
                                                            Class Y                                    $  247,589,755
Net asset value per share of outstanding capital stock:     Class A shares         3,990,391,649       $         1.00
                                                            Class B shares           219,400,986       $         1.00
                                                            Class C shares             3,038,152       $         1.00
                                                            Class Y shares           247,668,811       $         1.00
                                                                                     -----------       --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Statement of operations
AXP Cash Management Fund

Six months ended Jan. 31, 2004 (Unaudited)
Investment income
Income:
Interest                                                                                                  $26,974,835
                                                                                                          -----------
Expenses (Note 2):
Investment management services fee                                                                          7,530,005
Distribution fee
   Class A                                                                                                  2,172,067
   Class B                                                                                                    964,090
   Class C                                                                                                     14,045
Transfer agency fee                                                                                         5,684,139
Incremental transfer agency fee
   Class A                                                                                                    500,134
   Class B                                                                                                     30,730
   Class C                                                                                                        369
Administrative services fees and expenses                                                                     616,018
Compensation of board members                                                                                  17,166
Custodian fees                                                                                                302,350
Printing and postage                                                                                        1,016,500
Registration fees                                                                                             321,115
Audit fees                                                                                                     18,250
Other                                                                                                          40,800
                                                                                                               ------
Total expenses                                                                                             19,227,778
   Expenses waived/reimbursed by AEFC (Note 2)                                                               (464,746)
                                                                                                             --------
                                                                                                           18,763,032
   Earnings credits on cash balances (Note 2)                                                                (100,993)
                                                                                                             --------
Total net expenses                                                                                         18,662,039
                                                                                                           ----------
Investment income (loss) -- net                                                                             8,312,796
                                                                                                            ---------
Net increase (decrease) in net assets resulting from operations                                           $ 8,312,796
                                                                                                          ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Cash Management Fund
                                                                                Jan. 31, 2004           July 31, 2003
                                                                              Six months ended           Year ended
                                                                                 (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                  $     8,312,796      $    43,432,989
                                                                                 ---------------      ---------------
Net increase (decrease) in net assets resulting from operations                        8,312,796           43,432,989
                                                                                       ---------           ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (7,595,010)         (40,755,461)
      Class B                                                                            (70,562)            (747,377)
      Class C                                                                               (974)              (9,174)
      Class Y                                                                           (608,651)          (1,920,977)
                                                                                        --------           ----------
Total distributions                                                                   (8,275,197)         (43,432,989)
                                                                                      ----------          -----------
Capital share transactions at constant $1 net asset value
Proceeds from sales
   Class A shares (Note 2)                                                         2,952,983,182        7,310,087,893
   Class B shares                                                                    133,366,296          399,414,994
   Class C shares                                                                      6,460,518           19,021,332
   Class Y shares                                                                     94,511,544          263,665,221
Reinvestment of distributions at net asset value
   Class A shares                                                                      7,731,502           40,976,910
   Class B shares                                                                         71,807              754,160
   Class C shares                                                                            964                8,811
   Class Y shares                                                                        614,466            1,907,585
Payments for redemptions
   Class A shares                                                                 (3,619,012,227)      (8,468,383,146)
   Class B shares (Note 2)                                                          (192,416,238)        (501,593,543)
   Class C shares (Note 2)                                                            (7,856,551)         (18,156,196)
   Class Y shares                                                                   (109,792,726)        (205,942,507)
                                                                                    ------------         ------------
Increase (decrease) in net assets from capital share transactions                   (733,337,463)      (1,158,238,486)
                                                                                    ------------       --------------
Total increase (decrease) in net assets                                             (733,299,864)      (1,158,238,486)
Net assets at beginning of period                                                  5,193,771,886        6,352,010,372
                                                                                   -------------        -------------
Net assets at end of period                                                      $ 4,460,472,022      $ 5,193,771,886
                                                                                 ===============      ===============
Undistributed net investment income                                              $        40,200      $         2,601
                                                                                 ---------------      ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Cash Management Fund

(Unaudited as to Jan. 31, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares have no sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective March 4, 2004, the Fund will offer an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------
14   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $22.00

o    Class B $23.00

o    Class C $22.50

o    Class Y $20.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

--------------------------------------------------------------------------------
15   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets attributable to Class A shares, up to 0.85% for Class B shares and up to 0.75% for Class C shares. As of Jan. 31, 2004, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

Sales charges received by the Distributor for distributing Fund shares were $878,744 for Class B and $3,309 for Class C for the six months ended Jan. 31, 2004.

AEFC and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice. As of Jan. 31, 2004, AEFC and its affiliates waived certain fees and expenses to 1.06% for Class B and 1.05% for Class C.

During the six months ended Jan. 31, 2004, the Fund's custodian and transfer agency fees were reduced by $100,993 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $9,313,273,123 and $10,057,362,000, respectively, for the six months ended Jan. 31, 2004. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2004.

--------------------------------------------------------------------------------
16   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004(i)        2003       2002      2001      2000
Net asset value, beginning of period                                   $1.00          $1.00      $1.00     $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                              --            .01        .02       .05       .05
Less distributions:
Dividends from net investment income                                      --           (.01)      (.02)     (.05)     (.05)
Net asset value, end of period                                         $1.00          $1.00      $1.00     $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                               $3,991         $4,649     $5,766    $6,149    $5,438
Ratio of expenses to average daily net assets(c)                        .76%(d)        .69%       .59%      .59%      .58%
Ratio of net investment income (loss) to average daily net assets       .35%(d)        .78%      1.89%     5.18%     5.37%
Total return(g)                                                         .18%(h)        .77%      1.93%     5.35%     5.55%

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004(i)        2003       2002      2001      2000
Net asset value, beginning of period                                   $1.00          $1.00      $1.00     $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                              --             --        .01       .05       .05
Less distributions:
Dividends from net investment income                                      --             --       (.01)     (.05)     (.05)
Net asset value, end of period                                         $1.00          $1.00      $1.00     $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                 $219           $278       $380      $273      $232
Ratio of expenses to average daily net assets(c)                       1.06%(d),(e)   1.26%(e)   1.34%     1.34%     1.33%
Ratio of net investment income (loss) to average daily net assets       .06%(d)        .21%      1.13%     4.37%     4.64%
Total return(g)                                                         .03%(h)        .20%      1.13%     4.57%     4.76%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
17   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004(i)        2003       2002      2001      2000(b)
Net asset value, beginning of period                                   $1.00          $1.00      $1.00     $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                              --             --        .01       .05        --
Less distributions:
Dividends from net investment income                                      --             --       (.01)     (.05)       --
Net asset value, end of period                                         $1.00          $1.00      $1.00     $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                   $3             $4         $4        $1       $--
Ratio of expenses to average daily net assets(c)                       1.05%(d),(f)   1.27%(f)   1.34%     1.34%     1.33%(d)
Ratio of net investment income (loss) to average daily net assets       .06%(d)        .21%       .99%     3.88%     6.10%(d)
Total return(g)                                                         .03%(h)        .20%      1.14%     4.68%      .63%(h)

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004(i)        2003       2002      2001      2000
Net asset value, beginning of period                                   $1.00          $1.00      $1.00     $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                              --            .01        .02       .05       .05
Less distributions:
Dividends from net investment income                                      --           (.01)      (.02)     (.05)     (.05)
Net asset value, end of period                                         $1.00          $1.00      $1.00     $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                 $248           $262       $203      $174      $142
Ratio of expenses to average daily net assets(c)                        .64%(d)        .62%       .57%      .57%      .57%
Ratio of net investment income (loss) to average daily net assets       .48%(d)        .82%      1.86%     5.18%     5.42%
Total return(g)                                                         .24%(h)        .85%      1.95%     5.37%     5.56%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.41% for the six months ended Jan. 31, 2004 and 1.38% for the year ended July 31, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.41% for the six months ended Jan. 31, 2004 and 1.38% for the year ended July 31, 2003.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

(i)  Six months ended Jan. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
18   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after Aug. 1, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
19   -   AXP CASH MANAGEMENT FUND   -   2004 SEMIANNUAL REPORT

(logo)
AMERICAN
   EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9.    Submission of matters to a vote of security holders. Not applicable.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Money Market Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 6, 2004


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 6, 2004